Accounting Policies Share Repurchases (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								1 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Class A [Member]	Dec. 29, 2012 Class A [Member]	Dec. 28, 2013 Share Repurchase Program [Member] Class A [Member]	Dec. 29, 2012 Share Repurchase Program [Member] Class A [Member]	Dec. 28, 2013 Open market repurchases to fund certain obligations under equity compensation plans [Member] Class A [Member]	Dec. 29, 2012 Open market repurchases to fund certain obligations under equity compensation plans [Member] Class A [Member]	Jan. 31, 2014 Share Repurchase Program [Member] Class A [Member]
Accounting Policies [Line Items]
Payments for Repurchase of Common Stock	$ 159	$ 115	$ 159	$ 115	$ 150	$ 100	$ 9	$ 15
Treasury Stock, Shares, Acquired			4.9	5.9	4.6	5.1	0.3	0.8
Remaining shares available to repurchase					9.6
Stock Repurchase Program, Increase (Decrease) in Authorized Shares									25